FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2019
FIXED ASSETS, NET
FIXED ASSETS, NET

NOTE 15 - FIXED ASSETS, NET

Fixed assets items refer mainly to infrastructure for the generation of electric power from concessions not extended under Law 12,783/13 and corporate assets.

Special Obligations (obligations linked to concessions) correspond to funds received from consumers with the purpose of contributing to the execution of expansion projects necessary to fulfill requests for electric power supply and are allocated to the corresponding projects. Assets acquired with the corresponding funds are recorded in the Company's Fixed Assets, pursuant to provisions established by ANEEL. Due to their nature these contributions do not represent effective financial obligations as they will not be returned to consumers.

Administration fixed assets are mainly composed of: land, buildings, machinery and equipment, vehicles, furniture and fixtures and easements. The most significant values originate from the subsidiaries Eletronorte and Chesf. The following shows the movement of fixed assets:

	Balance as of	Initial adoption -					Balance as of
	12/31/2018	IFRS 16	Additions	Transfer	Disposals	Impairment	12/31/2019
Generation / Commercialization
In service	47,517,007		516,684	1,799,348	(3,732)	—	49,829,307
Accumulated depreciation	(25,547,961)	—	(1,482,961)	8,871	984	—	(27,021,067)
In progress	15,387,242	—	1,842,068	(1,959,882)	(9,460)	—	15,259,968
Provision for asset recovery value (impairment) (1)	(6,920,862)	—	—	—	—	73,763	(6,847,099)
Special Obligations Linked to the Concession	(526,248)	—	(190,827)	(8,329)	—		(725,404)
	29,909,178	—	684,964	(159,992)	(12,208)	73,763	30,495,705

Administration
In service	2,446,802	—	908	69,241	(11,710)	—	2,505,241
Accumulated depreciation	(1,536,672)	—	(96,743)	48,638	8,623	—	(1,576,154)
In progress	566,693	—	110,948	(40,152)	(1,702)	—	635,787
Special Obligations Linked to the Concession	(8,329)	—	—	8,329	—	—
	1,468,494	—	15,113	86,056	(4,789)	—	1,564,874

Commercial Lease (2)
In service	1,730,922	340,225	172,513	—	(111,289)	—	2,132,371
Accumulated depreciation	(738,202)	—	(138,874)	—	—	—	(877,076)
	992,720	340,225	33,639	—	(111,289)	—	1,255,295

TOTAL	32,370,392	340,225	733,716	(73,936)	(128,286)	73,763	33,315,874

	Balance as of						Balance as of
	12/31/2017	Additions	Transfer	Disposals	Held for sale (*)	Impairment	12/31/2018
Generation / Commercialization
In service	50,062,347	64,032	283,396	(236,866)	(2,655,902)	—	47,517,007
Accumulated depreciation	(24,329,630)	(1,452,120)	(4,139)	109,963	127,965	—	(25,547,961)
Lease	—	—	1,730,922	—	—	—	1,730,922
Accumulated depreciation	—	(57,697)	(680,505)	—	—	—	(738,202)
In progress	13,897,354	1,916,813	(273,252)	(23,554)	(130,119)	—	15,387,242
Provision for asset recovery value (impairment)	(13,804,579)	—	—	—	297,920	6,585,797	(6,920,862)
Special Obligations Linked to the Concession	(607,383)	(1,660)	—	6,903	75,891	—	(526,249)
	25,218,110	469,368	1,056,422	(143,554)	(2,284,245)	6,585,797	30,901,898

Distribution
Operational leasing	1,730,922	—	(1,730,922)	—	—	—	—
Accumulated depreciation	(680,505)	—	680,505	—	—	—	—
	1,050,417	—	(1,050,417)	—	—	—	—

Administration
In service	2,406,319	61,350	210,759	(27,727)	(203,899)	—	2,446,802
Accumulated depreciation	(1,537,139)	(117,188)	(2,365)	(10,290)	130,310	—	(1,536,672)
In progress	836,544	25,754	(228,544)	(14,908)	(52,153)	—	566,693
Special Obligations Linked to the Concession	(8,414)	(30)	—	113	2	—	(8,329)
	1,697,310	(30,114)	(20,150)	(52,812)	(125,740)	—	1,468,494

TOTAL	27,965,837	439,254	(14,145)	(196,366)	(2,409,985)	6,585,797	32,370,392

	Balance as of				Parent Company	Held	Balance as of
	12/31/2016	Additions	Transfer	Write-offs	Acquisitions	for sale	12/31/2017
Generation / Commercialization
In service	47,386,315	198,582	(33,257)	(96,066)	2,606,773	—	50,062,347
Accumulated depreciation	(23,273,655)	(1,349,670)	194,497	99,198	—	—	(24,329,630)
In progress	12,423,498	1,778,494	(378,979)	(15,734)	90,075	—	13,897,354
Provision for asset recovery value (impairment)	(12,141,003)	(2,459,063)	105,379	988,028	(297,920)	—	(13,804,579)
Investigation findings	—	—	—	—	—	—	—
Special Obligations Linked to the Concession	(538,375)	(28)	—	6,911	(75,891)	—	(607,383)
	23,856,780	(1,831,684)	(112,360)	982,337	2,323,037	—	25,218,110

Distribution
Commercial leasing	1,730,922	—	—	—	—	—	1,730,922
Accumulated depreciation	(622,807)	(57,698)	—	—	—	—	(680,505)
	1,108,115	(57,698)	—	—	—	—	1,050,417

Administration
In service	2,491,860	12,615	65,212	(28,320)	114	(135,162)	2,406,319
Accumulated depreciation	(1,514,448)	(136,531)	(7,139)	29,190	—	91,790	(1,537,139)
In progress	879,911	82,000	(64,902)	(20,447)	866	(40,884)	836,544
Special Obligations Linked to the Concession	(9,292)	(27)	—	69	—	836	(8,414)
	1,848,030	(41,943)	(6,829)	(19,509)	980	(83,420)	1,697,310
TOTAL	26,812,925	(1,931,325)	(119,189)	962,828	2,324,017	(83,420)	27,965,837

(1) More details can be seen in note 19.

(2) Lease balances up to December 31, 2018 referred only to the contracts of Independent Energy Producers (PIEs) of the Subsidiary Amazonas GT, as of January 1, 2019, with the application of IFRS 16, new contracts were classified as leases and they refer to real estate, land, vehicles and equipment as described in note 3.2.3.

(*) The assets of the subsidiaries Santa Vitória do Palmar, Hermenegildo I, Hermenegildo II, Hermenegildo III and Chuí IX were classified as held for sale, see note 45.

Average depreciation rate:

	CONSOLIDATED
	Average
	depreciation rate	Accumulated depreciation
		12/31/2019	12/31/2018
Generation
Hydraulic	2.27%	17,559,436	17,649,397
Nuclear	3.33%	5,848,344	5,324,411
Thermic	3.07%	4,218,591	3,098,681
Eolic	4.40%	254,904	205,100
Transmission	2.73%	16,868	8,574
		27,898,143	26,286,163

Administration	5.58%	1,576,154	1,536,672

Total		29,474,297	27,822,835